Risk Management Overview (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies Explanatory

As at March 31, 2025 and 2024, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2025	2024
	British Pound	British Pound
Cash	696,010	803,774
AP and Accrued Liabilities	(235,946)	(80,459)

	As of March 31,
	2025	2024
	Euro	Euro
Cash	74,782	115,930
AP and Accrued Liabilities	—	—